STATEMENT OF STOCKHOLDERS’ EQUITY (DEFICIT) (unaudited) (USD $)	Preferred Stock	Common Stock	Deficit accumulated during the development	Total
Beginning Balance, Amount at Nov. 17, 2009	$ 1,000	$ 10,000		$ 11,000
Beginning Balance, Shares at Nov. 17, 2009	1,000,000	10,000,000
Net loss			(2,600)	(2,600)
Ending Balance, Amount at Nov. 30, 2009	1,000	10,000	(2,600)	8,400
Ending Balance, Shares at Nov. 30, 2009	1,000,000	10,000,000
Net loss			(15,093)	(15,093)
Ending Balance, Amount at Nov. 30, 2010	1,000	10,000	(17,693)	(6,693)
Ending Balance, Shares at Nov. 30, 2010	1,000,000	10,000,000
Net loss			(7,690)	(7,690)
Ending Balance, Amount at Nov. 30, 2011	1,000	10,000	(25,383)	(14,383)
Ending Balance, Shares at Nov. 30, 2011	1,000,000	10,000,000
Net loss
Ending Balance, Amount at May. 31, 2012	$ 1,000	$ 10,000	$ (25,383)	$ (14,383)
Ending Balance, Shares at May. 31, 2012	1,000,000	10,000,000